Equity Method Investments - Summary of Share of Post-Tax Earnings in its YPL Investment (Detail) - YPL (formerly RHL) [member] $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Disclosure of associates [line items]
Decrease in LSEG share price	$ (86)
Foreign exchange losses on LSEG shares	(3)
Dividend income	6
Gain from call options	22
Historical excluded equity adjustment	129
YPL - Share of post-tax earnings in equity method investments	$ 68